Subsequent Events - Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Mar. 30, 2021	Mar. 29, 2021	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares				$ 1,892,559	$ 3,622,432	$ 3,386,137
Major ordinary share transactions [member]
Disclosure of Events After Reporting Period [line items]
Number of shares issued			47,927,494
Major Dividends [member] | Sudamericana Holding S.A. [member]
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares			$ 1,100,000
Major Dividends [member] | Galicia Administradora de Fondos S.A [member]
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares		$ 800,000
Major Dividends [member] | Galicia Securities S.A. [member]
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares	$ 150,000
Major Dividends [member] | Galicia Warrants S.A. [member]
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares		$ 40,000